Label	Element	Value
Victory Integrity Small/Mid-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Victory Integrity Small/Mid-Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 14 and in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 44 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser pursues the Fund's investment objective by investing, under normal circumstances, at least 80% of the Fund's net assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of small- to mid-capitalization companies. Small- to mid-capitalization companies mean those companies with market capitalizations within the range of companies included in the Russell 2500® Index ($41.6 million to $13.7 billion as of September 30, 2017). The Fund may invest up to 25% of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

When selecting securities to invest in, the Adviser seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The Adviser chooses the Fund's investments by employing a value-oriented approach that focuses on securities that offer value with improving investor sentiment. The Adviser finds these value-oriented investments by, among other things: (i) rigorously analyzing the company's financial characteristics and assessing the quality of the company's management; (ii) considering comparative price-to-book, price-to-sales and price-to-cash flow ratios; and (iii) analyzing cash flows to identify stocks with the most attractive potential returns.

The Adviser regularly reviews the Fund's investments and will sell securities when the Adviser believes the securities are no longer attractive because (i) of price appreciation, (ii) of a significant change in the fundamental outlook of the company or (iii) other investments available are considered to be more attractive.

From time to time, the Fund may focus its investments in companies in one or more economic sectors, including the financials sector, particularly those companies within the real estate investment trust (REIT) industry.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's investments are subject to the following principal risks:

  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.
  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.
  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.
  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.
  Sector Risk. To the extent the Fund focuses in one or more sectors, such as the financials sector and the REIT industry, market or economic factors impacting those sectors could have a significant effect on the value of the Fund's investments and could make the Fund's performance more volatile. The values of companies in the financials sector are particularly vulnerable to economic downturns and changes in government regulation and interest rates. REITs are particularly subject to the risks of declining real estate values, changing economic conditions and increasing interest rates.
  Smaller Company Risk. Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.
  Value Investing Risk. Value stocks may fall out of favor with investors and may underperform growth stocks in an up market. The intrinsic value of value stocks may never be fully recognized by the market or their price may decline.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, R6 and Y shares of the Fund, including applicable maximum sales charges, compare to those of the Russell 2500® Value Index. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

The performance figures for Class A and Y shares reflect the historical performance prior to October 31, 2014 of, respectively, the Class A and Y shares of the Munder Integrity Small/Mid-Cap Value Fund, a series of Munder Series Trust (the predecessor to the Fund managed by Munder Capital Management). The Fund's performance has not been restated to reflect any differences in the expenses of the Munder Integrity Small/Mid-Cap Value Fund. The Munder Integrity Small/Mid-Cap Value Fund commenced operations, and Class A and Y were first offered on, July 5, 2011. Class R6 shares were first offered on March 4, 2015.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow indicate the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	VictoryFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Class Y Shares (The annual return in the bar chart is for the Fund's least expensive class of shares, Class Y shares. Due to differing charges and expenses, the performance of classes not shown in the bar chart will differ.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date total return of the Fund's Class Y shares as of September 30, 2017 was 10.03%.

Highest Quarter	13.65% (quarter ended March 31, 2013)
Lowest Quarter	-10.24% (quarter ended September 30, 2015)

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.24%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table shows how the average annual total returns for Class A, R6 and Y shares of the Fund, including applicable maximum sales charges, compare to those of the Russell 2500® Value Index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns reflect no deduction for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods Ended December 31, 2016)
Victory Integrity Small/Mid-Cap Value Fund | Russell 2500® Value Index Index returns reflect no deduction for fees, expenses, or taxes.
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 05, 2011
Victory Integrity Small/Mid-Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.27%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.13%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 0.75% may be imposed on Class A shares purchased as part of an investment of $1,000,000 or more that were not subject to an initial sales charge and that are redeemed within 12 months of purchase. See Choosing a Share Class in the Prospectus.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 684
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,166
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,673
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,062
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.79%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 05, 2011
Victory Integrity Small/Mid-Cap Value Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.83%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	506
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	952
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,194
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.00%	[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception		[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2015
Victory Integrity Small/Mid-Cap Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.88%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	351
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,437
Annual Return 2012	rr_AnnualReturn2012	15.18%
Annual Return 2013	rr_AnnualReturn2013	36.56%
Annual Return 2014	rr_AnnualReturn2014	5.68%
Annual Return 2015	rr_AnnualReturn2015	(8.76%)
Annual Return 2016	rr_AnnualReturn2016	22.09%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.23%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 05, 2011
Victory Integrity Small/Mid-Cap Value Fund | Class Y | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.78%	[3]
Victory Integrity Small/Mid-Cap Value Fund | Class Y | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.08%	[3]

[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares purchased as part of an investment of $1,000,000 or more that were not subject to an initial sales charge and that are redeemed within 12 months of purchase. See Choosing a Share Class in the Prospectus.
[2]	Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses of Class A, R6 and Y shares of the Fund (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.13%, 0.83% and 0.88%, respectively, until at least October 31, 2018. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) recoupment. This agreement may only be terminated by the Fund's Board of Trustees.
[3]	Inception date of Class A and Class Y is July 5, 2011.
[4]	Inception date of Class R6 is March 4, 2015.